1. COMPANY'S OPERATIONS (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
BRF Energia S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Commercialization of eletric energy
Country	Brazil
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF GmbH [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Austria
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Foods LLC [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Russia
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.90%	90.00%
BRF France SARL [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Marketing and logistics services
Country	France
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Global Company Nigeria Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Marketing and logistics services
Country	Nigeria
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.00%	99.00%
BRF Global Company South Africa Proprietary Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	South Africa
Participation	Indirect
Accounting method	Consolidated
% equity interest	1.00%	100.00%
BRF Global Company South Africa Proprietary Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding and trading
Country	Nigeria
Participation	Indirect
Accounting method	Consolidated
% equity interest	1.00%	1.00%
BRF Global GmbH [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding and trading
Country	Austria
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.00%	100.00%
BRF Foods LLC [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Russia
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.10%
Qualy 5201 B.V. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization of products and holding
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Xamol Consultores Servicos Ltda. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Portugal
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Japan KK [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Marketing and logistics services
Country	Japan
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Korea LLC [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Marketing and logistics services
Country	Korea
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Shanghai Management Consulting Co. Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Advisory and related services
Country	China
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Shanghai Trading Co. Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Commercialization and distribution of products
Country	China
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Singapore PTE Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Marketing and logistics services
Country	Singapore
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Germany GmbH [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Germany
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF GmbH Turkiye Irtibat [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Turkey
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Holland B.V. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Campo Austral S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	2.66%	2.63%
Eclipse Holding Cooperatief U.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.01%	0.01%
BRF B.V. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization, import and commercialization of products
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
ProudFood Lda [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Angola
Participation	Indirect
Accounting method	Consolidated
% equity interest	10.00%
BRF Hungary LLC [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Hungary
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Iberia Alimentos SL [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Spain
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Invicta Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	69.16%	62.00%
Invicta Food Products Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Wrexham Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization, import and commercialization of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Invicta Food Group Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Invicta Foods Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Invicta Foodservice Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Universal Meats (UK) Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, Industrialization, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Italia SPA [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Italy
Participation	Indirect
Accounting method	Consolidated
% equity interest	67.00%	67.00%
Compania Paraguaya Comercial S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Paraguay
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.00%	99.00%
Campo Austral S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	50.48%	50.06%
Itega S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	96.00%	96.00%
Eclipse Holding Cooperatief U.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.99%	99.99%
Buenos Aires Fortune S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	5.00%	95.00%
Eclipse Latam Holdings [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	8.44%	100.00%
Campo Austral S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Spain
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	10.61%
Buenos Aires Fortune S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	95.00%	5.00%
Campo Austral S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	6.53%	6.34%
Campo Austral S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	31.89%	30.36%
Itega S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	4.00%	4.00%
Golden Foods Poultry Limited [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Thailand
Participation	Indirect
Accounting method	Consolidated
% equity interest	48.52%	48.52%
Golden Poultry Siam Limited [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Thailand
Participation	Indirect
Accounting method	Consolidated
% equity interest	51.84%	51.84%
Golden Poultry Siam Limited [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Thailand
Participation	Indirect
Accounting method	Consolidated
% equity interest	48.16%	48.16%
BRF Thailand Limited [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, Industrialization, commercialization and distribution of products
Country	Thailand
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Feed Thailand Limited [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, Industrialization, commercialization and distribution of products
Country	Thailand
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Golden Foods Sales (Europe) Limited [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding and trading
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Golden Quality Foods Europe BV [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Golden Quality Foods Netherlands BV [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Golden Foods Siam Europe Limited [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Golden Quality Poultry (UK) Ltd [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	England
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Perdigao Europe Lda. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and export of products
Country	Portugal
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Perdigao International Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and export of products
Country	Cayman Island
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BFF International Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Financial fundraising
Country	Cayman Island
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%
Highline International [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Financial fundraising
Country	Cayman Island
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Sadia Overseas Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Financial fundraising
Country	Cayman Island
Participation	Direct
Accounting method	Consolidated
% equity interest	98.00%
ProudFood Lda [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Angola
Participation	Indirect
Accounting method	Consolidated
% equity interest	90.00%
Sadia Chile S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Chile
Participation	Indirect
Accounting method	Consolidated
% equity interest	40.00%	40.00%
Sadia Foods GmbH [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Germany
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
SATS BRF Food PTE Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, industrialization, commercialization and distribution of products
Country	Singapore
Participation	Joint venture
Accounting method	Equity pick-up
% equity interest	49.00%	49.00%
BRF Global Namibia [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Namibia
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Hong Kong LLC [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Importação, comercialização e distribuição de produtos
Country	Hong Kong
Participation	Indireta
Accounting method	Consolidado
% equity interest	100.00%	0.00%
Wellax Food Logistics C.P.A.S.U. Lda. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Portugal
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Luxembourg Sarl [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Luxemburgo
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	100.00%
BRF Austria GmbH [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Austria
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%	100.00%
One Foods Holdings Ltd [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	United Arab Emirates
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%
Al-Wafi Food Products Factory LLC [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	United Arab Emirates
Participation	Indirect
Accounting method	Consolidated
% equity interest	49.00%
Badi Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	United Arab Emirates
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%
Al-Wafi Al-Takamol International for Foods Products [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Saudi Arabia
Participation	Indirect
Accounting method	Consolidated
% equity interest	75.00%
BRF Al Yasra Food K.S.C.C. ('BRF AFC') [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	Kuwait
Participation	Indirect
Accounting method	Consolidated
% equity interest	49.00%
BRF Foods GmbH [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization, import and commercialization of products
Country	Austria
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%
Al Khan Foodstuff LLC ("AKF") [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	Oman
Participation	Indirect
Accounting method	Consolidated
% equity interest	70.00%
FFM Further Processing Sdn. Bhd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization, import and commercialization of products
Country	Malaysia
Participation	Indirect
Accounting method	Consolidated
% equity interest	70.00%
SHB Comercio e Industria de Alimentos S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Brazil
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.99%
TBQ Foods GmbH [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Commercialization of products
Country	Austria
Participation	Indirect
Accounting method	Consolidated
% equity interest	60.00%
Banvit Bandirma Vitaminli [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Turkey
Participation	Indirect
Accounting method	Consolidated
% equity interest	91.71%
Banvit Enerji ve Elektrik uretim Ltd.Sti. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Commercialization of eletric energy
Country	Turkey
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%
Banvit Foods SRL [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization of grains and animal feed
Country	Romania
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.01%
Nutrinvestments BV [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	The Netherlands
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%
Banvit ME FZE [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Marketing and logistics services
Country	United Arab Emirates
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%
Banvit Foods SRL [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization of grains and animal feed
Country	Romania
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.99%
BRF Foods GMBH - Branch [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization, import and commercialization of products
Country	United Arab Emirates
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%
BRF Malaysia Sdn Bhd [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Marketing and logistics services
Country	Malaysia
Participation	Indireta
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Federal Foods LLC [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	United Arab Emirates
Participation	Indirect
Accounting method	Consolidated
% equity interest	49.00%
Federal Foods Oma [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	Oman
Participation	Indirect
Accounting method	Consolidated
% equity interest	49.00%	49.00%
Federal Foods Qatar [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	Qatar
Participation	Indirect
Accounting method	Consolidated
% equity interest	49.00%	49.00%
SHB Comercio e Industria de Alimentos S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Brazil
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.01%
BRF Hong Kong LLC [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import, commercialization and distribution of products
Country	Hong Kong
Participation	Indirect
Accounting method	Consolidated
% equity interest	100.00%
Establecimiento Levino Zaccardi y Cia. S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of dairy products
Country	Argentina
Participation	Direct
Accounting method	Consolidated
% equity interest	99.94%	99.94%
BRF Pet S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization and distribution of feed and nutrients for animals
Country	Brazil
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	100.00%
PP-BIO Administracao de bem proprio S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Management of assets
Country	Brazil
Participation	Affiliate
Accounting method	Equity pick-up
% equity interest	33.33%	33.33%
PSA Laboratorio Veterinario Ltda. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Veterinary activities
Country	Brazil
Participation	Direct
Accounting method	Consolidated
% equity interest	99.99%	99.99%
Sino dos Alpes Alimentos Ltda. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Brazil
Participation	Indirect
Accounting method	Consolidated
% equity interest	99.99%	99.99%
PR-SAD Administracao de bem proprio S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Management of assets
Country	Brazil
Participation	Affiliate
Accounting method	Equity pick-up
% equity interest	33.33%	33.33%
Quickfood S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Direct
Accounting method	Consolidated
% equity interest	91.21%	91.21%
Quickfood Chile S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Chile
Participation	Indirect
Accounting method	Consolidated
% equity interest	95.93%	95.93%
Sadia Alimentos S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Argentina
Participation	Direct
Accounting method	Consolidated
% equity interest	43.10%	43.10%
Avex S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	33.98%	33.98%
Sadia International Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Cayman Island
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Sadia Chile S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Chile
Participation	Indirect
Accounting method	Consolidated
% equity interest	60.00%	60.00%
Sadia Uruguay S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Uruguay
Participation	Indirect
Accounting method	Consolidated
% equity interest	5.10%	5.10%
Avex S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	66.02%	66.02%
Compania Paraguaya Comercial S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Paraguay
Participation	Indirect
Accounting method	Consolidated
% equity interest	1.00%	1.00%
Sadia Alimentos S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Holding
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	56.90%	56.90%
Sadia Overseas Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Financial fundraising
Country	Cayman Island
Participation	Direct
Accounting method	Consolidated
% equity interest	2.00%	100.00%
Sadia Uruguay S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Import and commercialization of products
Country	Uruguay
Participation	Direct
Accounting method	Consolidated
% equity interest	94.90%	94.90%
UP Alimentos Ltda. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Brazil
Participation	Affiliate
Accounting method	Equity pick-up
% equity interest	50.00%	50.00%
Vip S.A. Empreendimentos e Participacoes Imobiliarias [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Commercialization of owned real state
Country	Brazil
Participation	Direct
Accounting method	Consolidated
% equity interest	100.00%	100.00%
Establecimiento Levino Zaccardi y Cia. S.A. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of dairy products
Country	Argentina
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.06%	0.06%
PSA Laboratorio Veterinario Ltda. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Veterinary activities
Country	Brazil
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.01%	0.01%
Sino dos Alpes Alimentos Ltda. [Member]
CompanysOperationsItemsLineItems [Line Items]
Main activity	Industrialization and commercialization of products
Country	Brazil
Participation	Indirect
Accounting method	Consolidated
% equity interest	0.01%	0.01%
BFF International Ltd. [Member]
CompanysOperationsItemsLineItems [Line Items]
% equity interest		100.00%
FFM Further Processing Sdn. Bhd. [Member]
CompanysOperationsItemsLineItems [Line Items]
% equity interest		70.00%